Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.6%
	Basic Materials: 2.7%
600,000 (1)	Anglo American Capital PLC, 4.875%, 05/14/2025	$659,159	0.4
350,000	BHP Billiton Finance USA Ltd., 3.250%, 11/21/2021	358,817	0.2
143,000	BHP Billiton Finance USA Ltd., 5.000%, 09/30/2043	182,856	0.1
600,000 (1),(2)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/2075	619,512	0.4
232,000	Dow Chemical Co/The, 4.800%, 05/15/2049	268,658	0.2
390,000	Dow Chemical Co/The, 5.550%, 11/30/2048	486,901	0.3
371,000	FMC Corp., 3.450%, 10/01/2029	383,830	0.2
180,000	International Paper Co., 4.350%, 08/15/2048	191,391	0.1
180,000	International Paper Co., 4.400%, 08/15/2047	192,531	0.1
250,000	Mosaic Co/The, 5.450%, 11/15/2033	283,691	0.2
453,000	Nutrien Ltd., 3.500%, 06/01/2023	467,670	0.3
295,000	Teck Resources Ltd., 6.000%, 08/15/2040	329,174	0.2
		4,424,190	2.7

	Communications: 9.2%
623,000	AT&T, Inc., 4.350%, 03/01/2029	692,743	0.4
28,000	AT&T, Inc., 4.750%, 05/15/2046	31,648	0.0
106,000	AT&T, Inc., 4.800%, 06/15/2044	120,795	0.1
561,000	AT&T, Inc., 4.900%, 08/15/2037	645,500	0.4
352,000	AT&T, Inc., 5.250%, 03/01/2037	420,256	0.3
169,000	AT&T, Inc., 5.300%, 08/15/2058	206,807	0.1
17,000	AT&T, Inc., 5.350%, 09/01/2040	20,504	0.0
390,000	AT&T, Inc., 5.550%, 08/15/2041	476,874	0.3
471,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	495,020	0.3
370,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	389,467	0.2
160,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 07/01/2049	173,910	0.1
105,000	Comcast Corp., 3.200%, 07/15/2036	107,311	0.1
503,000	Comcast Corp., 3.250%, 11/01/2039	510,703	0.3
156,000	Comcast Corp., 3.400%, 07/15/2046	158,340	0.1
1,126,000	Comcast Corp., 3.450%, 10/01/2021	1,159,063	0.7
116,000	Comcast Corp., 3.450%, 02/01/2050	118,838	0.1
220,000	Comcast Corp., 3.900%, 03/01/2038	243,541	0.2
165,000	Comcast Corp., 4.049%, 11/01/2052	185,245	0.1
262,000	Comcast Corp., 4.250%, 01/15/2033	303,237	0.2
349,000	Comcast Corp., 4.600%, 10/15/2038	415,809	0.3
180,000	Comcast Corp., 4.700%, 10/15/2048	221,871	0.1
269,000	Comcast Corp., 4.950%, 10/15/2058	349,790	0.2
320,000	Comcast Corp., 5.650%, 06/15/2035	420,703	0.3
348,000	Corning, Inc., 5.450%, 11/15/2079	381,725	0.2
100,000	Discovery Communications LLC, 4.875%, 04/01/2043	109,355	0.1
238,000	Discovery Communications LLC, 5.300%, 05/15/2049	281,739	0.2
290,000	Interpublic Group of Cos, Inc./The, 5.400%, 10/01/2048	355,413	0.2
440,000 (1)	Tencent Holdings Ltd., 3.575%, 04/11/2026	457,117	0.3
419,000	Verizon Communications, Inc., 4.500%, 08/10/2033	489,318	0.3
75,000	Verizon Communications, Inc., 4.522%, 09/15/2048	89,844	0.1
80,000	Verizon Communications, Inc., 4.600%, 04/01/2021	82,696	0.1
584,000	Verizon Communications, Inc., 4.812%, 03/15/2039	704,445	0.4
190,000	Verizon Communications, Inc., 5.012%, 04/15/2049	243,176	0.1
499,000	Verizon Communications, Inc., 5.250%, 03/16/2037	626,158	0.4
317,000	ViacomCBS, Inc., 4.375%, 03/15/2043	335,965	0.2
576,000	ViacomCBS, Inc., 5.500%, 05/15/2033	688,665	0.4
298,000	ViacomCBS, Inc., 5.850%, 09/01/2043	372,940	0.2
328,000	Vodafone Group PLC, 5.125%, 06/19/2059	386,397	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
230,000	Walt Disney Co/The, 4.500%, 02/15/2021	$237,023	0.1
346,000	Walt Disney Co/The, 4.750%, 11/15/2046	441,500	0.3
286,000	Walt Disney Co/The, 6.550%, 03/15/2033	403,736	0.2
265,000	Walt Disney Co/The, 7.750%, 01/20/2024	320,624	0.2
165,000	Walt Disney Co/The, 8.500%, 02/23/2025	213,523	0.1
		15,089,334	9.2

	Consumer, Cyclical: 5.1%
66,921	American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 04/01/2024	68,930	0.0
228,229	American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	236,692	0.1
312,758	American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	329,101	0.2
19,813	American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	20,997	0.0
152,298	American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/2027	154,077	0.1
351,002	American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/2026	371,074	0.2
345,000	American Airlines 2019-1 Class AA Pass Through Trust, 3.150%, 08/15/2033	355,108	0.2
34,121	Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/2021	34,406	0.0
170,635	Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	173,858	0.1
407,012	Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	424,526	0.3
330,000	Delta Air Lines, Inc., 3.750%, 10/28/2029	330,086	0.2
440,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	453,272	0.3
325,000	Ford Motor Credit Co. LLC, 3.231%, (US0003M + 1.270%), 03/28/2022	322,721	0.2
150,000	General Motors Co., 5.950%, 04/01/2049	166,104	0.1
167,000	General Motors Co., 6.750%, 04/01/2046	196,306	0.1
179,000	General Motors Financial Co., Inc., 3.500%, 11/07/2024	184,444	0.1
178,000	Lowe's Cos, Inc., 2.500%, 04/15/2026	179,303	0.1
375,000	Lowe's Cos, Inc., 3.120%, 04/15/2022	384,105	0.2
516,000	Lowe's Cos, Inc., 3.650%, 04/05/2029	551,583	0.3
334,000	Lowe's Cos, Inc., 3.700%, 04/15/2046	340,248	0.2
325,000	McDonald's Corp., 2.366%, (US0003M + 0.430%), 10/28/2021	326,123	0.2
246,000	McDonald's Corp., 4.450%, 09/01/2048	281,485	0.2
288,822	United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	300,175	0.2
134,725	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	139,019	0.1
574,247	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	590,011	0.4
245,000	United Airlines 2019-2 Class B Pass Through Trust, 3.500%, 11/01/2029	247,644	0.2
233,679	US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	252,463	0.2
252,145	US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	264,971	0.2
311,656	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	324,650	0.2
165,000	WW Grainger, Inc., 3.750%, 05/15/2046	170,077	0.1
150,000	WW Grainger, Inc., 4.200%, 05/15/2047	167,156	0.1
		8,340,715	5.1

	Consumer, Non-cyclical: 16.3%
520,000 (1)	AbbVie, Inc., 2.245%, (US0003M + 0.350%), 05/21/2021	520,646	0.3
283,000	AbbVie, Inc., 3.200%, 05/14/2026	292,959	0.2
559,000 (1)	AbbVie, Inc., 3.200%, 11/21/2029	569,025	0.3
261,000 (1)	AbbVie, Inc., 4.050%, 11/21/2039	276,763	0.2
298,000 (1)	AbbVie, Inc., 4.250%, 11/21/2049	314,968	0.2
23,000	AbbVie, Inc., 4.450%, 05/14/2046	24,605	0.0

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
450,000	AbbVie, Inc., 4.500%, 05/14/2035	$510,074	0.3
331,000	Allergan Finance LLC, 4.625%, 10/01/2042	346,260	0.2
405,000	Altria Group, Inc., 4.800%, 02/14/2029	451,215	0.3
315,000	AmerisourceBergen Corp., 4.300%, 12/15/2047	326,732	0.2
725,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	858,740	0.5
299,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	335,623	0.2
207,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	232,348	0.1
257,000	Anheuser-Busch InBev Worldwide, Inc., 4.900%, 01/23/2031	306,007	0.2
272,000	Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	352,859	0.2
570,000	Anthem, Inc., 2.875%, 09/15/2029	567,982	0.3
138,000	Anthem, Inc., 4.625%, 05/15/2042	155,604	0.1
209,000	Anthem, Inc., 5.100%, 01/15/2044	249,811	0.2
400,000	AstraZeneca PLC, 3.375%, 11/16/2025	425,034	0.3
280,000	Boston Scientific Corp., 3.375%, 05/15/2022	289,109	0.2
275,000	Boston Scientific Corp., 4.700%, 03/01/2049	334,072	0.2
550,000 (1)	Bristol-Myers Squibb Co., 2.250%, 08/15/2021	553,394	0.3
378,000 (1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	408,922	0.2
123,000 (1)	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	145,767	0.1
421,000 (1)	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	515,561	0.3
39,000 (1)	Bristol-Myers Squibb Co., 5.000%, 08/15/2045	50,002	0.0
609,000	Cigna Corp., 4.800%, 08/15/2038	710,902	0.4
452,000	Cigna Corp., 4.900%, 12/15/2048	540,462	0.3
353,000	Coca-Cola Co/The, 1.750%, 09/06/2024	351,836	0.2
928,000	Coca-Cola Co/The, 2.125%, 09/06/2029	904,452	0.5
425,000	CVS Health Corp., 2.625%, 08/15/2024	428,729	0.3
734,000	CVS Health Corp., 4.780%, 03/25/2038	833,289	0.5
809,000	CVS Health Corp., 5.050%, 03/25/2048	957,341	0.6
265,000	Estee Lauder Cos, Inc./The, 3.125%, 12/01/2049	264,998	0.2
894,000	Gilead Sciences, Inc., 4.400%, 12/01/2021	932,861	0.6
490,000	Global Payments, Inc., 2.650%, 02/15/2025	492,327	0.3
282,000	HCA, Inc., 4.125%, 06/15/2029	299,389	0.2
357,000	HCA, Inc., 5.250%, 06/15/2049	399,160	0.2
289,000	Hershey Co/The, 2.450%, 11/15/2029	290,600	0.2
375,000	Hershey Co/The, 3.125%, 11/15/2049	371,693	0.2
41,000	Johnson & Johnson, 3.400%, 01/15/2038	43,936	0.0
256,000	Johnson & Johnson, 3.500%, 01/15/2048	279,926	0.2
333,000	Johnson & Johnson, 4.375%, 12/05/2033	394,463	0.2
255,000	Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	260,477	0.2
570,000	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	601,147	0.4
289,000	Keurig Dr Pepper, Inc., 4.597%, 05/25/2028	324,691	0.2
125,000	Keurig Dr Pepper, Inc., 5.085%, 05/25/2048	150,757	0.1
577,000 (1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	592,847	0.4
312,000 (1)	Kraft Heinz Foods Co., 4.875%, 10/01/2049	328,854	0.2
257,000	Kraft Heinz Foods Co., 5.000%, 07/15/2035	285,408	0.2
425,000	Kroger Co., 3.875%, 10/15/2046	415,872	0.3
74,000	Kroger Co/The, 4.000%, 02/01/2024	78,869	0.0
425,000	Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	434,665	0.3
380,000	Laboratory Corp. of America Holdings, 3.750%, 08/23/2022	394,571	0.2
282,000 (1)	Mars, Inc., 4.125%, 04/01/2054	321,942	0.2
239,000	Mylan, Inc., 5.200%, 04/15/2048	267,314	0.2
317,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	319,251	0.2
215,000	PepsiCo, Inc., 3.375%, 07/29/2049	225,372	0.1
560,000	Pfizer, Inc., 3.450%, 03/15/2029	603,159	0.4
178,000	Pfizer, Inc., 3.900%, 03/15/2039	200,868	0.1
165,000	Pfizer, Inc., 4.000%, 12/15/2036	187,255	0.1
100,000	Pfizer, Inc., 2.200%, 12/15/2021	100,947	0.1
295,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	295,871	0.2
978,000	Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	983,558	0.6

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
501,000 (1)	Takeda Pharmaceutical Co. Ltd., 2.450%, 01/18/2022	$503,844	0.3
450,000	Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	524,017	0.3
142,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	149,047	0.1
166,000	UnitedHealth Group, Inc., 3.700%, 08/15/2049	178,305	0.1
162,000	UnitedHealth Group, Inc., 4.450%, 12/15/2048	193,423	0.1
		26,832,777	16.3

	Energy: 10.0%
450,000	Apache Corp., 4.375%, 10/15/2028	470,188	0.3
250,000	Apache Corp., 5.250%, 02/01/2042	260,434	0.2
411,000	BP Capital Markets America, Inc., 3.410%, 02/11/2026	437,812	0.3
845,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	933,521	0.6
738,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	739,544	0.4
399,000	Cimarex Energy Co., 3.900%, 05/15/2027	412,742	0.3
412,000	Cimarex Energy Co., 4.375%, 03/15/2029	436,072	0.3
172,000	Continental Resources, Inc./OK, 5.000%, 09/15/2022	173,255	0.1
265,000	Diamondback Energy, Inc., 2.875%, 12/01/2024	268,025	0.2
245,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	248,082	0.1
380,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	387,391	0.2
904,000	Enable Midstream Partners L.P., 4.150%, 09/15/2029	859,122	0.5
400,000	Energy Transfer Operating L.P., 5.300%, 04/15/2047	426,558	0.3
177,000	Enterprise Products Operating LLC, 3.125%, 07/31/2029	181,987	0.1
130,000 (2)	Enterprise Products Operating LLC, 5.250%, 08/16/2077	131,755	0.1
560,000 (2)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	557,375	0.3
144,000	Equinor ASA, 3.250%, 11/18/2049	145,093	0.1
482,000	Exxon Mobil Corp., 2.275%, 08/16/2026	484,525	0.3
190,000	Exxon Mobil Corp., 2.995%, 08/16/2039	190,409	0.1
259,000	Marathon Oil Corp., 5.200%, 06/01/2045	300,975	0.2
156,000	Marathon Petroleum Corp., 4.500%, 04/01/2048	165,760	0.1
530,000	Marathon Petroleum Corp., 5.125%, 04/01/2024	544,189	0.3
185,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	199,534	0.1
236,000	MPLX L.P., 4.000%, 02/15/2025	246,703	0.1
343,000	MPLX L.P., 5.200%, 03/01/2047	370,395	0.2
71,000	MPLX L.P., 5.500%, 02/15/2049	80,548	0.0
385,000	Noble Energy, Inc., 4.200%, 10/15/2049	387,417	0.2
425,000	Occidental Petroleum Corp., 2.900%, 08/15/2024	432,021	0.3
554,000	Occidental Petroleum Corp., 3.500%, 08/15/2029	565,211	0.3
358,000	ONEOK, Inc., 3.400%, 09/01/2029	363,986	0.2
426,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	420,165	0.3
431,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	443,439	0.3
530,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	567,730	0.3
85,000	Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	85,718	0.1
453,000	Shell International Finance BV, 4.000%, 05/10/2046	516,202	0.3
201,000	Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	211,345	0.1
201,000	Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/2047	218,292	0.1
606,000	Total Capital International SA, 2.829%, 01/10/2030	622,800	0.4
387,000	Williams Cos, Inc./The, 4.550%, 06/24/2024	417,736	0.3
919,000	Williams Partners L.P., 3.600%, 03/15/2022	944,859	0.6

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
666,000	Williams Partners L.P., 3.750%, 06/15/2027	$694,467	0.4
		16,543,382	10.0

	Financial: 33.6%
495,000 (1)	ABN AMRO Bank NV, 4.750%, 07/28/2025	540,397	0.3
50,000	American Express Co., 2.500%, 08/01/2022	50,589	0.0
375,000	American Express Co., 2.500%, 07/30/2024	379,315	0.2
521,000	American Express Co., 3.125%, 05/20/2026	541,748	0.3
385,000	American International Group, Inc., 3.875%, 01/15/2035	408,608	0.3
212,000	American International Group, Inc., 4.250%, 03/15/2029	235,883	0.1
685,000 (2)	American International Group, Inc., 5.750%, 04/01/2048	754,171	0.5
80,000	American Tower Corp., 4.000%, 06/01/2025	85,651	0.1
383,000	American Tower Corp., 5.000%, 02/15/2024	421,814	0.3
745,000	Aon Corp., 2.200%, 11/15/2022	748,606	0.5
280,000 (1)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	296,539	0.2
387,000 (2)	Assurant, Inc., 7.000%, 03/27/2048	434,028	0.3
520,000	Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 11/21/2022	521,774	0.3
200,000 (2)	Banco Bilbao Vizcaya Argentaria SA, 6.500%, 12/31/2199	212,000	0.1
800,000 (2)	Bank of America Corp., 3.194%, 07/23/2030	827,475	0.5
953,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	1,000,205	0.6
210,000 (2)	Bank of America Corp., 3.705%, 04/24/2028	224,473	0.1
394,000 (2)	Bank of America Corp., 4.078%, 04/23/2040	446,561	0.3
627,000	Bank of America Corp., 4.250%, 10/22/2026	683,849	0.4
350,000 (2)	Bank of America Corp., 4.271%, 07/23/2029	388,824	0.2
117,000 (2)	Bank of America Corp., 4.330%, 03/15/2050	140,269	0.1
950,000 (1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	951,192	0.6
413,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	489,130	0.3
1,690,000 (1),(2)	BNP Paribas SA, 2.819%, 11/19/2025	1,709,623	1.0
210,000	Brookfield Finance, Inc., 4.700%, 09/20/2047	241,181	0.2
220,000	Canadian Imperial Bank of Commerce, 2.341%, (SOFRRATE + 0.800%), 03/17/2023	220,820	0.1
1,310,000 (2)	Citibank NA, 2.844%, 05/20/2022	1,326,017	0.8
459,000	Citigroup, Inc., 2.900%, 12/08/2021	466,575	0.3
354,000 (2)	Citigroup, Inc., 3.352%, 04/24/2025	368,400	0.2
64,000	Citigroup, Inc., 4.450%, 09/29/2027	70,488	0.0
480,000	Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	491,848	0.3
375,000 (1),(2)	Commonwealth Bank of Australia, 3.610%, 09/12/2034	377,142	0.2
508,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	567,651	0.3
200,000 (1),(2)	Credit Suisse Group AG, 6.375%, 12/31/2199	216,100	0.1
410,000 (1),(2)	Credit Suisse Group AG, 7.250%, 12/31/2199	458,013	0.3
221,000 (1)	Danske Bank A/S, 2.000%, 09/08/2021	220,078	0.1
910,000 (1),(2)	Danske Bank A/S, 3.244%, 12/20/2025	920,766	0.6
635,000 (1)	Danske Bank A/S, 4.375%, 06/12/2028	679,855	0.4
693,000 (2)	Discover Bank, 4.682%, 08/09/2028	724,809	0.4
375,000 (1)	DNB Bank ASA, 2.150%, 12/02/2022	376,679	0.2
295,000	Duke Realty Corp., 3.875%, 10/15/2022	307,482	0.2
1,578,000	ERP Operating L.P., 2.500%, 02/15/2030	1,566,473	1.0
715,000	Essex Portfolio L.P., 3.500%, 04/01/2025	750,503	0.5
315,000	Essex Portfolio L.P., 3.875%, 05/01/2024	332,977	0.2
422,000	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	459,665	0.3
605,000 (1),(3)	Fairfax US, Inc., 4.875%, 08/13/2024	646,653	0.4
527,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	527,508	0.3
647,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	690,060	0.4
404,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	524,498	0.3
197,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	273,412	0.2
190,000 (1),(2)	Harborwalk Funding Trust, 5.077%, 02/15/2069	224,863	0.1
110,000 (1)	High Street Funding Trust II, 4.682%, 02/15/2048	126,067	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
406,000 (2)	HSBC Holdings PLC, 3.973%, 05/22/2030	$437,547	0.3
200,000 (2)	HSBC Holdings PLC, 4.041%, 03/13/2028	213,916	0.1
1,871,000 (2)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,868,693	1.1
412,000 (2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	418,532	0.3
697,000 (2)	JPMorgan Chase & Co., 3.207%, 04/01/2023	713,664	0.4
198,000	JPMorgan Chase & Co., 3.900%, 07/15/2025	213,822	0.1
333,000 (2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	377,422	0.2
1,226,000 (2)	JPMorgan Chase & Co., 4.023%, 12/05/2024	1,307,346	0.8
166,000 (2)	JPMorgan Chase & Co., 4.032%, 07/24/2048	189,829	0.1
405,000	Liberty Property L.P., 3.250%, 10/01/2026	423,007	0.3
654,000	Mastercard, Inc., 2.000%, 03/03/2025	653,109	0.4
940,000	Mitsubishi UFJ Financial Group, Inc., 3.195%, 07/18/2029	974,077	0.6
830,000	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	886,804	0.5
400,000 (2)	Morgan Stanley, 2.720%, 07/22/2025	405,103	0.2
190,000 (1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	190,409	0.1
590,000	Old Republic International Corp., 4.875%, 10/01/2024	646,857	0.4
883,000	Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	932,617	0.6
435,000	Royal Bank of Canada, 2.250%, 11/01/2024	437,307	0.3
775,000 (2)	Royal Bank of Scotland Group PLC, 4.269%, 03/22/2025	823,210	0.5
847,000	Service Properties Trust, 4.950%, 10/01/2029	860,826	0.5
745,000 (2)	State Street Corp., 3.031%, 11/01/2034	747,772	0.5
1,050,000	Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	1,052,430	0.6
1,363,000 (2)	Synovus Financial Corp., 5.750%, 12/15/2025	1,387,418	0.8
2,137,000	Toronto-Dominion Bank/The, 1.900%, 12/01/2022	2,138,318	1.3
998,000	Truist Bank, 2.800%, 05/17/2022	1,016,896	0.6
1,126,000 (2)	Truist Financial Corp., 4.800%, 12/31/2199	1,164,003	0.7
685,000	UBS AG, 5.125%, 05/15/2024	739,800	0.5
255,000	UDR, Inc., 3.750%, 07/01/2024	268,570	0.2
530,000	Visa, Inc., 3.150%, 12/14/2025	560,152	0.3
1,890,000 (2)	Wells Fargo & Co., 2.406%, 10/30/2025	1,891,285	1.2
715,000 (2)	Wells Fargo & Co., 3.196%, 06/17/2027	741,775	0.5
310,000	Wells Fargo & Co., 3.000%, 04/22/2026	318,697	0.2
432,000	Wells Fargo & Co., 4.750%, 12/07/2046	517,986	0.3
1,007,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	1,036,609	0.6
900,000 (2)	Wells Fargo Bank NA, 2.082%, 09/09/2022	901,563	0.6
627,000	XLIT Ltd., 4.450%, 03/31/2025	682,935	0.4
457,000	XLIT Ltd., 5.500%, 03/31/2045	580,500	0.4
		55,370,113	33.6

	Industrial: 5.5%
200,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	249,043	0.2
215,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	274,025	0.2
720,000	Caterpillar Financial Services Corp., 2.150%, 11/08/2024	722,695	0.4
353,000	Caterpillar, Inc., 2.600%, 09/19/2029	356,461	0.2
353,000	Caterpillar, Inc., 3.250%, 09/19/2049	354,204	0.2
333,000	CSX Corp., 4.650%, 03/01/2068	381,653	0.2
744,000	FedEx Corp., 3.100%, 08/05/2029	743,913	0.5
100,000	FedEx Corp., 3.900%, 02/01/2035	101,902	0.1
90,000	FedEx Corp., 4.550%, 04/01/2046	92,458	0.1
269,000	FedEx Corp., 4.950%, 10/17/2048	293,656	0.2
280,000	General Electric Co., 3.100%, 01/09/2023	286,088	0.2
79,000	General Electric Co., 3.150%, 09/07/2022	80,750	0.1
390,000	John Deere Capital Corp., 1.950%, 06/13/2022	390,781	0.2
260,000	Packaging Corp. of America, 4.050%, 12/15/2049	270,591	0.2
392,000	Rockwell Collins, Inc., 2.800%, 03/15/2022	398,859	0.2
339,000	Rockwell Collins, Inc., 4.350%, 04/15/2047	398,634	0.2
30,000	Rockwell Collins, Inc., 4.800%, 12/15/2043	36,045	0.0
1,041,000	Roper Technologies, Inc., 3.000%, 12/15/2020	1,049,996	0.6
60,000	Union Pacific Corp., 3.600%, 09/15/2037	62,551	0.0

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
284,000 (1)	Union Pacific Corp., 3.839%, 03/20/2060	$288,520	0.2
93,000	Union Pacific Corp., 4.050%, 11/15/2045	101,093	0.1
144,000	Union Pacific Corp., 4.375%, 11/15/2065	158,186	0.1
27,000	United Technologies Corp., 5.400%, 05/01/2035	34,746	0.0
207,000	United Technologies Corp., 5.700%, 04/15/2040	278,574	0.2
126,000	United Technologies Corp., 6.125%, 07/15/2038	174,923	0.1
390,000	United Technologies Corp., 3.350%, 08/16/2021	399,357	0.2
316,000	United Technologies Corp., 4.500%, 06/01/2042	378,476	0.2
310,000	WestRock RKT LLC, 4.000%, 03/01/2023	323,725	0.2
293,000	WRKCo, Inc., 4.200%, 06/01/2032	321,187	0.2
		9,003,092	5.5

	Technology: 4.6%
344,000	Apple, Inc., 3.200%, 05/13/2025	363,406	0.2
515,000	Apple, Inc., 3.200%, 05/11/2027	543,267	0.3
85,000	Apple, Inc., 3.850%, 05/04/2043	95,327	0.1
351,000	Apple, Inc., 3.850%, 08/04/2046	396,724	0.2
482,000	Apple, Inc., 4.250%, 02/09/2047	576,129	0.4
150,000	Apple, Inc., 4.650%, 02/23/2046	187,900	0.1
373,000	Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	373,024	0.2
1,694,000	Fiserv, Inc., 2.750%, 07/01/2024	1,724,396	1.0
595,000	Intel Corp., 2.450%, 11/15/2029	593,232	0.4
698,000	Intel Corp., 3.250%, 11/15/2049	703,160	0.4
684,000	Lam Research Corp., 2.800%, 06/15/2021	691,386	0.4
159,000	Microsoft Corp., 3.450%, 08/08/2036	174,087	0.1
90,000	Microsoft Corp., 3.700%, 08/08/2046	101,626	0.1
532,000	Microsoft Corp., 4.500%, 02/06/2057	688,422	0.4
434,000	Oracle Corp., 2.625%, 02/15/2023	443,219	0.3
		7,655,305	4.6

	Utilities: 10.6%
235,000	Alabama Power Co., 3.450%, 10/01/2049	240,942	0.2
300,000	Ameren Illinois Co., 3.250%, 03/15/2050	303,592	0.2
220,000	Appalachian Power Co., 3.400%, 06/01/2025	228,673	0.1
174,000	Appalachian Power Co., 4.500%, 03/01/2049	201,168	0.1
460,000	Arizona Public Service Co., 3.150%, 05/15/2025	476,916	0.3
170,000	Consolidated Edison Co. of New York, Inc., 3.700%, 11/15/2059	175,534	0.1
486,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	589,411	0.4
180,000	Dominion Energy South Carolina, Inc., 5.300%, 05/15/2033	226,134	0.1
375,000	Dominion Energy South Carolina, Inc., 6.625%, 02/01/2032	508,231	0.3
870,000 (2)	Dominion Energy, Inc., 4.650%, 12/31/2199	888,635	0.5
639,000 (1)	DPL, Inc., 4.350%, 04/15/2029	616,484	0.4
60,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	66,903	0.0
150,000	Duke Energy Corp., 2.400%, 08/15/2022	151,500	0.1
130,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	147,831	0.1
125,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	142,786	0.1
180,000	Duke Energy Corp., 3.050%, 08/15/2022	184,117	0.1
225,000	Duke Energy Florida LLC, 2.500%, 12/01/2029	224,971	0.1
370,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	432,002	0.3
171,000	Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	196,171	0.1
395,000	Entergy Louisiana LLC, 4.950%, 01/15/2045	423,544	0.3
260,000	Entergy Mississippi LLC, 3.850%, 06/01/2049	283,780	0.2
546,000	Eversource Energy, 2.900%, 10/01/2024	558,010	0.3
841,000	Exelon Corp., 5.150%, 12/01/2020	857,917	0.5
125,000	Florida Power & Light Co., 5.625%, 04/01/2034	164,559	0.1
85,000	Florida Power & Light Co., 5.650%, 02/01/2037	113,195	0.1
400,000	Georgia Power Co., 2.650%, 09/15/2029	395,013	0.2
70,000	Georgia Power Co., 4.300%, 03/15/2042	76,742	0.1
235,000	Georgia Power Co., 4.300%, 03/15/2043	256,623	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
723,000	IPALCO Enterprises, Inc., 3.450%, 07/15/2020	$726,278	0.5
471,000	IPALCO Enterprises, Inc., 3.700%, 09/01/2024	487,251	0.3
315,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	335,400	0.2
226,000	Mississippi Power Co., 3.950%, 03/30/2028	246,128	0.2
133,000	Mississippi Power Co., 4.250%, 03/15/2042	142,889	0.1
62,000	Mississippi Power Co., 4.750%, 10/15/2041	64,855	0.0
507,000 (2)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	561,594	0.3
862,000	Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	872,569	0.5
9,000	PacifiCorp, 4.150%, 02/15/2050	10,324	0.0
388,000	PNM Resources, Inc., 3.250%, 03/09/2021	392,562	0.2
670,000	Public Service Co. of New Hampshire, 3.500%, 11/01/2023	703,950	0.4
190,000	Public Service Co. of New Hampshire, 3.600%, 07/01/2049	202,933	0.1
98,000	SCANA Corp., 4.125%, 02/01/2022	100,706	0.1
520,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	522,816	0.3
329,000	Southern California Edison Co., 4.125%, 03/01/2048	350,988	0.2
263,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	290,660	0.2
170,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	214,558	0.1
266,000	Southwest Gas Corp., 4.150%, 06/01/2049	289,508	0.2
591,000	Virginia Electric & Power Co., 2.875%, 07/15/2029	605,981	0.4
175,000	Virginia Electric & Power Co., 4.600%, 12/01/2048	214,183	0.1
440,000	Washington Gas Light Co., 3.650%, 09/15/2049	442,426	0.3
542,000	WEC Energy Group, Inc., 3.375%, 06/15/2021	552,960	0.3
		17,462,903	10.6

	Total Corporate Bonds/Notes (Cost $153,203,894)	160,721,811	97.6

U.S. TREASURY OBLIGATIONS: 0.4%
	U.S. Treasury Bonds: 0.1%
95,000	2.250%,08/15/2049	92,640	0.1

	U.S. Treasury Notes: 0.3%
115,000	1.625%,12/15/2022	115,072	0.1
231,000	1.750%,12/31/2024	231,724	0.1
30,000	1.750%,12/31/2026	29,826	0.0
216,000	1.750%,11/15/2029	212,599	0.1
		589,221	0.3
	Total U.S. Treasury Obligations (Cost $682,019)	681,861	0.4

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.4%
	Financials: 0.4%
25,000 (4),(5)	Northern Trust Corp.	653,250	0.4

	Total Preferred Stock (Cost $625,000)	653,250	0.4

	Total Long-Term Investments (Cost $154,510,913)	162,056,922	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.0%
	Repurchase Agreements: 0.0%
44,456 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/19, 1.57%, due 01/02/20 (Repurchase Amount $44,460, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $45,345, due 06/30/21-12/01/49) (Cost $44,456)	44,456	0.0

	Total Short-Term Investments (Cost $44,456)	44,456	0.0

	Total Investments in Securities (Cost $154,555,369)	$162,101,378	98.4
	Assets in Excess of Other Liabilities	2,556,624	1.6
	Net Assets	$164,658,002	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2019.
(3)	Security, or a portion of the security, is on loan.
(4)	Preferred Stock may be called prior to convertible date.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

(5)	Non-income producing security.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
SOFRRATE	Secured Overnight Financing Rate
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2019
Asset Table
Investments, at fair value
Preferred Stock	$–	$653,250	$–	$653,250
Corporate Bonds/Notes	–	160,721,811	–	160,721,811
U.S. Treasury Obligations	–	681,861	–	681,861
Short-Term Investments	–	44,456	–	44,456
Total Investments, at fair value	$–	$162,101,378	$–	$162,101,378
Other Financial Instruments+
Futures	133,044	–	–	133,044
Total Assets	$133,044	$162,101,378	$–	$162,234,422
Liabilities Table
Other Financial Instruments+
Futures	$(128,500)	$–	$–	$(128,500)
Total Liabilities	$(128,500)	$–	$–	$(128,500)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2019, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	46	03/20/20	$5,907,406	$(47,651)
U.S. Treasury 2-Year Note	42	03/31/20	9,051,000	(3,879)
U.S. Treasury Long Bond	35	03/20/20	5,456,719	(76,970)
			$20,415,125	$(128,500)
Short Contracts:
U.S. Treasury 5-Year Note	(53)	03/31/20	(6,286,297)	9,734
U.S. Treasury Ultra 10-Year Note	(57)	03/20/20	(8,020,078)	95,975
U.S. Treasury Ultra Long Bond	(5)	03/20/20	(908,281)	27,335
			$(15,214,656)	$133,044

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2019 (Unaudited) (Continued)

At December 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $154,590,144.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,819,466
Gross Unrealized Depreciation	(303,688)

Net Unrealized Appreciation	$7,515,778